Apr. 30, 2024
BNY Mellon Opportunistic Municipal Securities Fund
Investment Objective
The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge. More information about sales charges, including these and other discounts and waivers, is available from your financial professional and in the Shareholder Guide section beginning on page 12 of the prospectus, in the Appendix on page A-1 of the prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class I	Class Y	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none*	1.00	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I	Class Y	Class Z
Management fees	.35	.35	.35	.35	.35
Distribution (12b-1) fees	none	.75	none	none	none
Other expenses:
Shareholder services fees	.25	.25	none	none	.20
Miscellaneous other expenses**	.16	.20	.17	.13	.17
Total other expenses	.41	.45	.17	.13	.37
Total annual fund operating expenses	.76	1.55	.52	.48	.72

* Class A shares bought without an initial sales charge as part of an investment of $250,000 or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

** Includes interest expense in the amount of .04% in connection with inverse floater securities.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A (with or without redemption at end of period)	$524	$682	$853	$1,350
Class C (with redemption at end of period)	$258	$490	$845	$1,845
Class C (without redemption at end of period)	$158	$490	$845	$1,845
Class I (with or without redemption at end of period)	$53	$167	$291	$653
Class Y (with or without redemption at end of period)	$49	$154	$269	$604
Class Z (with or without redemption at end of period)	$74	$230	$401	$894

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 20.10% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal personal income tax. Typically, the fund invests substantially all of its assets in such municipal bonds. Municipal bonds are debt securities or other obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies and authorities.

The fund invests at least 70% of its net assets in municipal bonds rated, at the time of purchase, investment grade (i.e., Baa/BBB or higher) or the unrated equivalent as determined by Insight North America LLC, the fund's sub-adviser. For additional yield, the fund may invest up to 30% of its net assets in municipal bonds rated, at the time of purchase, below investment grade ("high yield" or "junk" bonds) or the unrated equivalent as determined by the fund's sub-adviser. The dollar-weighted average maturity of the fund's portfolio normally exceeds ten years, but the fund may invest without regard to maturity or duration. A bond's maturity is the length of time until the principal must be fully repaid with interest. Dollar-weighted average maturity is an average of the stated maturities of the bonds held by the fund, based on their dollar-weighted proportions in the fund. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates.

The fund's sub-adviser focuses on identifying undervalued sectors and securities. To select municipal bonds for the fund, the sub-adviser uses fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and actively trades among various sectors and securities based on their apparent relative values. The fund seeks to invest in several different sectors, and does not seek to overweight any particular sector but may do so depending on each sector's relative value at a given time.

A rigorous sell discipline is employed to continuously evaluate all fund holdings. Current holdings may become sell candidates if creditworthiness is deteriorating, if bonds with better risk and return characteristics become available, or if the holding no longer meets the sub-adviser's strategic or portfolio construction objectives.

Although the fund seeks to provide income exempt from federal income tax, income from some of the fund's holdings may be subject to the federal alternative minimum tax.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart and, if those charges were included, returns would have been less than those shown. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. More recent performance information may be available at www.im.bnymellon.com.

Year-by-Year Total Returns as of 12/31 each year (%) Class A

Year-by-Year Total Returns as of 12/31 each year (%) Class A

During the periods shown in the chart: Best Quarter Q4, 2023: 7.37% Worst Quarter Q1, 2022: -6.12%

During the periods shown in the chart: Best Quarter Q4, 2023: 7.37% Worst Quarter Q1, 2022: -6.12%
The year-to-date total return of the fund's Class A shares as of June 30, 2024 was .95%.
Average Annual Total Returns (as of 12/31/23)

After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

For the fund's Class I and Class Y shares, periods prior to the inception date reflect the performance of the fund's Class A shares, without reflecting any applicable sales charges for Class A shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses for Class I and Class Y shares. Each share class is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes have different expenses.

Average Annual Total Returns (as of 12/31/23)
Class (Inception Date)	1 Year	5 Years	10 Years
Class A returns before taxes	1.85%	1.21%	2.60%
Class A returns after taxes on distributions	1.85%	1.16%	2.58%
Class A returns after taxes on distributions and sale of fund shares	2.25%	1.53%	2.68%
Class C returns before taxes	4.93%	1.34%	2.28%
Class I (8/31/16) returns before taxes	7.03%	2.40%	3.26%
Class Y (8/31/16) returns before taxes	6.97%	2.39%	3.22%
Class Z returns before taxes	6.74%	2.18%	3.12%
Bloomberg U.S. Municipal Bond Index reflects no deductions for fees, expenses or taxes	6.40%	2.25%	3.03%